LEASES	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
LEASES
NOTE 6 – LEASES

The Company enters into leases in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarter offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Period ended June 30, 2021	Year ended June 30, 2020
Operating lease cost	$2,195	1,904
Short-term lease cost	883	735
Total lease cost	$3,078	2,639

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$2,215	1,906

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,647	1,736

Weighted-average remaining lease term - operating leases	4.3 years	4.7 years

Weighted-average discount rate - operating leases	5.0%	4.9%

Maturities of operating lease liabilities as of June 30, 2021 were as follows:

Year ending December 31,
2021 (excluding the six months ended June 30, 2021)	$2,217
2022	3,639
2023	3,279
2024	2,738
2025	1,187
Thereafter	1,719
Total future minimum lease payments	14,779
Less: imputed interest	1,562
Total	$13,217